OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008
November 1, 2018
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Oppenheimer Ultra-Short Duration Fund (the “Registrant”) Reg. No. 333-171815; File No. 811-22520
To the Securities and Exchange Commission:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act“), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 26, 2018.
Sincerely,
/s/ Adrienne M. Ruffle
Adrienne M. Ruffle Senior Associate General Counsel 212-323-5231 aruffle@ofiglobal.com

cc:	Ropes & Gray LLP Taylor V. Edwards